UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:
P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1: Schedule of Investments

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of February 28, 2019

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.8%)
Ohio (100.6%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical Center of Akron)	5.000%	11/15/38		5,535	5,996
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical Center of Akron)	5.000%	11/15/42		2,780	2,965
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/46		4,170	4,586
Akron OH COP	4.000%	12/1/30		535	567
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/28		285	317
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/29		610	673
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/30		2,090	2,290
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/30		1,415	1,662
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/31		1,500	1,629
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/31		1,300	1,519
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/32		1,300	1,400
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	6/1/20	(Prere.)	8,000	8,319
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20	(Prere.)	4,015	4,222
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/33		6,320	6,802
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42		10,020	10,630
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/23		400	447
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/28		250	297
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37		1,900	1,940
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/38		4,800	4,891
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/42		2,120	2,339
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	11/1/44		5	5
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/47		9,600	9,696
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/39		7,000	7,663
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42		8,410	8,981

American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/37		10,415	11,171
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/28		110	129
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34		1,380	1,429
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/41		1,500	1,516
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26		3,875	4,391
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29		8,365	9,403
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38		2,000	2,262
Apollo Career Center Joint Vocational School District Ohio GO	5.000%	12/1/21	(Prere.)	4,700	5,124
Apollo Career Center Joint Vocational School District Ohio GO	5.000%	12/1/28		705	849
Apollo Career Center Joint Vocational School District Ohio GO	5.000%	12/1/29		1,195	1,430
Apollo Career Center Joint Vocational School District Ohio GO	5.000%	12/1/30		365	434
Apollo Career Center Joint Vocational School District Ohio GO	4.000%	12/1/33		1,000	1,068
Apollo Career Center Joint Vocational School District Ohio GO	4.000%	12/1/35		1,470	1,557
Apollo Career Center Joint Vocational School District Ohio GO	4.000%	12/1/36		1,000	1,053
Berea OH City School District GO	4.000%	12/1/47	(15)	750	764
Berea OH City School District GO	4.000%	12/1/53	(15)	2,750	2,788
Big Walnut OH School District School Facilities Construction & Improvement GO	5.000%	12/1/55		4,425	5,026
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/29		2,010	2,339
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	4.000%	12/1/34		2,000	2,061
Bowling Green State University Ohio Revenue	5.000%	6/1/28		300	354
Bowling Green State University Ohio Revenue	5.000%	6/1/29		435	511
Bowling Green State University Ohio Revenue	5.000%	6/1/31		750	868
Bowling Green State University Ohio Revenue	5.000%	6/1/33		1,075	1,235
Bowling Green State University Ohio Revenue	5.000%	6/1/42		1,000	1,110
Bowling Green State University Ohio Revenue	5.000%	6/1/45		3,250	3,617
Bowling Green State University Ohio Student Housing Revenue (CFP I LLC - State University Project)	5.750%	6/1/20	(Prere.)	2,000	2,101
Bowling Green State University Ohio Student Housing Revenue (CFP I LLC - State University Project)	6.000%	6/1/20	(Prere.)	2,000	2,107
Brunswick OH City School District GO	5.000%	12/1/31		400	446
Brunswick OH City School District GO	5.000%	12/1/33		500	556
Brunswick OH City School District GO	5.000%	12/1/34		765	850
Brunswick OH City School District GO	5.000%	12/1/35		520	577
Brunswick OH City School District GO	5.000%	12/1/36		500	554
Brunswick OH City School District GO	5.000%	12/1/37		415	459

Butler County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/29		1,700	2,089
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36		1,405	1,526
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41		2,010	2,143
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/20	(Prere.)	4,000	4,228
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/20	(Prere.)	2,770	2,939
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/20	(Prere.)	1,390	1,475
Butler County OH Hospital Facilities Revenue (UC Health)	4.000%	11/15/30		1,010	1,069
Butler County OH Hospital Facilities Revenue (UC Health)	4.000%	11/15/31		1,075	1,126
Butler County OH Hospital Facilities Revenue (UC Health)	4.000%	11/15/34		3,350	3,454
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45		5,610	6,089
Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/27		615	682
Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28		2,200	2,425
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/37		1,500	1,569
Chagrin Falls OH Exempted Village School District GO	4.000%	12/1/35		300	320
Chagrin Falls OH Exempted Village School District GO	4.000%	12/1/36		500	531
Chagrin Falls OH Exempted Village School District GO	4.000%	12/1/47		1,435	1,493
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/27		1,000	1,191
Cincinnati OH City School District COP	5.000%	12/15/29		2,000	2,283
Cincinnati OH City School District COP	5.000%	6/15/31		500	578
Cincinnati OH City School District COP	5.000%	6/15/32		400	460
Cincinnati OH City School District COP	5.000%	6/15/33		400	458
Cincinnati OH City School District COP	3.250%	6/15/34		565	565
Cincinnati OH City School District COP	3.375%	6/15/35		755	758
Cincinnati OH City School District COP	3.500%	6/15/36		600	605
Cincinnati OH City School District COP	3.500%	6/15/37		1,000	1,003
Cincinnati OH City School District COP	3.625%	6/15/38		800	806
Cincinnati OH City School District GO	5.250%	6/1/20	(Prere.)	5,550	5,788
Cincinnati OH City School District GO	5.250%	12/1/30	(14)	4,450	5,711
Cincinnati OH GO	5.000%	12/1/25		795	950
Cincinnati OH GO	4.000%	12/1/29		1,010	1,123
Cincinnati OH GO	4.000%	12/1/30		500	550
Cincinnati OH GO	4.000%	12/1/30		1,310	1,447
Cincinnati OH GO	4.000%	12/1/31		1,460	1,602
Cincinnati OH Water System Revenue	5.000%	12/1/21	(Prere.)	5,115	5,577
Cincinnati OH Water System Revenue	5.000%	12/1/45		250	283
Clark-Shawnee OH Local School District GO	4.000%	11/1/31		400	437
Clark-Shawnee OH Local School District GO	4.000%	11/1/32		660	716
Clark-Shawnee OH Local School District GO	4.000%	11/1/34		860	925

Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/31		530	576
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/35		500	529
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/36		500	527
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/37		2,200	2,302
Cleveland Heights & University Heights OH City School District GO	4.500%	12/1/47		2,050	2,135
Cleveland OH Airport System Revenue	5.000%	1/1/25	(4)	1,200	1,385
Cleveland OH Airport System Revenue	5.000%	1/1/30	(4)	2,000	2,256
Cleveland OH Airport System Revenue	5.000%	1/1/30		5,050	5,421
Cleveland OH Airport System Revenue	5.000%	1/1/31	(4)	1,015	1,144
Cleveland OH Income Tax Revenue	4.000%	10/1/28		500	551
Cleveland OH Income Tax Revenue	4.000%	10/1/28		350	386
Cleveland OH Income Tax Revenue	4.000%	10/1/29		300	329
Cleveland OH Income Tax Revenue	4.000%	10/1/29		400	439
Cleveland OH Income Tax Revenue	5.000%	10/1/30		2,505	2,979
Cleveland OH Income Tax Revenue	5.000%	10/1/32		500	585
Cleveland OH Income Tax Revenue	5.000%	10/1/33		500	582
Cleveland OH Income Tax Revenue	5.000%	10/1/37		4,860	5,390
Cleveland OH Municipal School District GO	5.000%	12/1/46		3,000	3,259
Cleveland OH Public Power System Revenue	5.000%	11/15/26	(4)	265	314
Cleveland OH Public Power System Revenue	5.000%	11/15/28	(4)	150	180
Cleveland OH Public Power System Revenue	5.000%	11/15/29	(4)	210	250
Cleveland OH Public Power System Revenue	5.000%	11/15/32	(4)	530	619
Cleveland OH Public Power System Revenue	5.000%	11/15/34	(4)	760	879
Cleveland OH Public Power System Revenue	5.000%	11/15/36	(4)	1,000	1,147
Cleveland OH Public Power System Revenue	5.000%	11/15/37	(4)	595	679
Cleveland OH Public Power System Revenue	5.000%	11/15/38	(4)	825	938
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/41		1,500	1,689
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/45		1,565	1,756
Cleveland OH Water Revenue	4.000%	1/1/30		1,000	1,072
Cleveland OH Water Revenue	4.000%	1/1/35		2,000	2,083
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/37		3,010	3,224
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.730%	3/7/19		300	300
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/28		680	763
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/30		3,020	3,371
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/39		3,010	3,309
Columbus OH City School District GO	5.000%	12/1/26		400	466
Columbus OH City School District GO	4.000%	12/1/30		750	813
Columbus OH City School District GO	5.000%	12/1/36		2,000	2,297
Columbus OH City School District GO	5.000%	12/1/42		500	564
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/32		2,825	3,269
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/47		1,480	1,666

Columbus OH GO	5.000%	7/1/26		3,000	3,634
Columbus OH GO	4.000%	8/15/26		1,055	1,183
Columbus OH GO	4.000%	4/1/29		2,050	2,299
Columbus OH GO	4.000%	4/1/30		5,015	5,595
Columbus OH GO	4.000%	7/1/30		1,200	1,307
Columbus OH GO	4.000%	4/1/31		2,060	2,274
Columbus OH GO	4.000%	4/1/33		1,000	1,090
Columbus OH GO	5.000%	4/1/33		2,085	2,514
Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	1.730%	3/7/19	LOC	2,400	2,400
Columbus OH Sewer Revenue	5.000%	6/1/29		850	1,009
Columbus OH Sewer Revenue	5.000%	6/1/31		1,000	1,154
Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34		1,345	1,368
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36		1,000	1,099
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42		85	90
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47		4,000	4,262
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/52		9,135	9,535
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52		2,500	2,714
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/57		2,700	2,809
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57		2,000	2,168
Cuyahoga County OH Public Library Fund Special Obligation Revenue	4.000%	12/1/32		1,840	1,930
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32		1,900	2,179
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34		2,775	3,169
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35		4,485	5,114
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/30		1,000	1,142
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/31		615	701
Cuyahoga OH Community College District GO	4.000%	12/1/30		1,800	1,955
Cuyahoga OH Community College District GO	4.000%	12/1/32		2,250	2,421
Cuyahoga OH Community College District Revenue	4.000%	2/1/27		1,000	1,105
Cuyahoga OH Community College District Revenue	4.000%	2/1/28		750	824
Dayton OH Water System Revenue	4.000%	12/1/29		265	293
Dayton OH Water System Revenue	4.000%	12/1/30		200	219
Dayton OH Water System Revenue	4.000%	12/1/31		280	303
Dayton OH Water System Revenue	4.000%	12/1/32		300	321
Dayton OH Water System Revenue	4.000%	12/1/34		970	1,029
Dublin OH City School District GO	4.000%	12/1/30		5,380	6,075
Dublin OH City School District GO	4.000%	12/1/32		700	768
Dublin OH Special Obligation Revenue	5.000%	12/1/31		500	607
Dublin OH Special Obligation Revenue	5.000%	12/1/32		550	663
Dublin OH Special Obligation Revenue	5.000%	12/1/42		3,485	3,957
Dublin OH Special Obligation Revenue	5.000%	12/1/44		1,920	2,175
Elyria OH City School District GO	5.000%	12/1/29		505	592
Elyria OH City School District GO	4.000%	12/1/51		4,685	4,767

	Euclid OH City School District GO	4.750%	1/15/54	5,000	5,302
	Forest Hills OH Local School District GO	5.000%	12/1/46	2,000	2,252
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	4,445	5,107
	Franklin County OH GO	5.000%	12/1/31	3,000	3,531
	Franklin County OH Health Care Facilities Improvement Revenue (Ohio Presbyterian Retirement Services Project)	5.625%	7/1/26	2,800	2,884
	Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	6.000%	7/1/35	500	534
	Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,110	4,391
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	5/15/31	5,000	5,517
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	5/15/34	2,610	2,912
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	11/15/36	3,665	3,929
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	5.000%	5/15/45	4,640	5,055
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	4.000%	5/15/47	6,685	6,833
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	1.720%	3/7/19	1,875	1,875
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/28	1,590	1,909
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/36	1,110	1,156
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/38	775	799
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/39	1,290	1,327
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/42	7,000	7,498
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/44	2,300	2,346
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	4.000%	11/1/47	2,420	2,466
	Franklin County OH Revenue (Trinity Health Corp.)	4.000%	12/1/46	3,880	3,919
1	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/46	1,500	1,664
	Franklin County OH Sales Tax Revenue	4.000%	6/1/29	2,110	2,376
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	6,924
	Franklin County OH Sales Tax Revenue	5.000%	6/1/48	10,455	11,990
	Fremont City OH School District GO	5.000%	1/15/33	1,000	1,136
	Fremont City OH School District GO	4.000%	1/15/55	2,000	2,014
	Greene County OH Hospital Facilities Revenue (Kettering Health Network Obligated Group Project)	5.500%	4/1/39	2,500	2,507

	Greene County OH Votech School District (Facilities Construction & Improvement) GO	5.000%	12/1/28		325	401
	Greene County OH Votech School District (Facilities Construction & Improvement) GO	5.000%	12/1/29		300	367
	Greene County OH Votech School District (Facilities Construction & Improvement) GO	4.000%	12/1/34		700	755
	Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.250%	6/1/32		3,150	3,433
	Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/42		5,310	5,619
	Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.500%	6/1/42		3,025	3,293
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/32		1,750	1,813
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/36		1,000	1,038
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/42		2,000	2,042
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46		4,450	4,556
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46		2,000	2,039
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/51		1,400	1,429
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/34		1,000	1,111
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	4.125%	8/15/37		20	21
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42		5,000	5,505
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	4.250%	8/15/47		3,025	3,051
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/47		3,000	3,284
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/30		1,360	1,499
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/44		2,400	2,551
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29		1,000	1,179
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30		1,530	1,793
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31		6,500	6,991
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/32		5,000	5,398
	Hamilton OH City School District GO	5.000%	12/1/34		1,500	1,712
	Harrison Hills City School District Ohio GO	4.000%	11/1/54		2,720	2,757
	Highland OH Local School District GO	5.250%	12/1/48		5,000	5,589
	Highland OH Local School District GO	5.250%	12/1/54		2,000	2,225
	Huber Heights OH City School District GO	4.000%	12/1/34		2,000	2,119
	Hudson City School District OH GO	4.000%	12/1/31		400	431
	Hudson City School District OH GO	4.000%	12/1/32		420	451
	Hudson City School District OH GO	4.000%	12/1/33		420	448
	Indian Creek OH Local School District GO	5.000%	11/1/55		3,000	3,322
	Indian Creek OH Local School District GO	5.000%	11/1/55	(15)	1,000	1,103
	JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38		25,850	28,303
2	JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	1.790%	3/7/19		6,080	6,080

	Kent State University Ohio Revenue	5.000%	5/1/37		4,185	4,513
	Lakeview OH Local School District Classroom Facilities & School Improvement GO	5.000%	11/1/44		1,500	1,686
	Lakewood OH City School District GO	4.000%	11/1/28		200	223
	Lakewood OH City School District GO	4.000%	11/1/30		235	256
	Lakewood OH City School District GO	4.000%	11/1/31		440	476
	Lakewood OH City School District GO	4.000%	11/1/32		225	242
	Lakewood OH City School District GO	4.000%	11/1/33		375	402
	Lakewood OH City School District GO	4.000%	11/1/34		430	459
	Little Miami OH School District GO	4.000%	11/1/55		3,500	3,516
	Lorain County OH Community College District General Revenue	5.000%	6/1/21	(Prere.)	4,530	4,866
	Lorain County OH Hospital Facilities Revenue (Kendal At Oberlin)	5.000%	11/15/23		1,000	1,120
	Lorain County OH Hospital Facilities Revenue (Kendal At Oberlin)	5.000%	11/15/30		2,500	2,711
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/21	(Prere.)	2,540	2,825
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.500%	11/15/21	(Prere.)	2,000	2,250
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/48		10,750	11,667
	Madison OH Local School District GO	5.250%	12/1/37		3,815	4,187
3	Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/45		6,000	6,640
3	Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/49		4,000	4,409
	Miami Trace OH Local School District GO	5.000%	12/1/48		3,730	4,208
	Miami Valley OH Career Technology Center GO	4.000%	12/1/33		725	777
	Miami Valley OH Career Technology Center GO	4.000%	12/1/34		725	773
	Miami Valley OH Career Technology Center GO	5.000%	12/1/44		4,520	5,125
	Miamisburg OH City School District GO	5.000%	12/1/33		675	779
	Miamisburg OH City School District GO	5.000%	12/1/36		500	570
	Middleburg Heights OH Hospital Revenue (Southwest General)	5.250%	8/1/41		1,000	1,067
	Middleburg Heights OH Hospital Revenue (Southwest General)	5.000%	8/1/47		5,000	5,301
	Middletown OH City School District GO	5.250%	12/1/40		2,000	2,220
	Middletown OH City School District GO	5.250%	12/1/48		5,870	6,495
	Milford OH Exempt Village School District GO	5.000%	12/1/35		1,100	1,259
	Milford OH Exempt Village School District GO	5.000%	12/1/36		1,250	1,427
	Montgomery County OH Revenue (Catholic Health Initiatives)	5.250%	5/1/29		1,955	2,174
	Montgomery County OH Revenue (Catholic Health Initiatives)	6.250%	10/1/33		15	15
	Montgomery County OH Revenue (Miami Valley Hospital)	5.750%	11/15/23		1,000	1,057
	Montgomery County OH Revenue (Miami Valley Hospital) VRDO	1.720%	3/1/19	LOC	762	762
	Montgomery County OH Revenue (Miami Valley Hospital) VRDO	1.720%	3/1/19	LOC	2,375	2,375
	Montgomery County OH Revenue (Miami Valley Hospital) VRDO	1.720%	3/1/19	LOC	300	300
2	Montgomery County OH Revenue (Premier Health Partners Obligated Group) TOB VRDO	1.750%	3/1/19	LOC	1,900	1,900
	North Olmsted OH School District GO	0.000%	12/1/26		1,000	830
	North Olmsted OH School District GO	0.000%	12/1/27		1,610	1,286

North Olmsted OH School District GO	4.000%	12/1/41		3,310	3,420
North Ridgeville OH City School District GO	4.000%	12/1/44		3,000	3,101
North Royalton OH City School District GO	4.000%	12/1/33		1,000	1,053
North Royalton OH City School District GO	4.000%	12/1/34		1,500	1,575
North Royalton OH City School District GO	5.000%	12/1/47		7,620	8,436
Northeast Ohio Medical University Revenue	5.000%	12/1/42		475	483
Northeast Ohio Regional Sewer District Revenue	5.000%	5/15/23	(Prere.)	12,430	14,068
Northeast Ohio Regional Sewer District Revenue	5.000%	11/15/31		2,100	2,407
Northeast Ohio Regional Sewer District Revenue	4.000%	11/15/34		6,775	7,305
Northeast Ohio Regional Sewer District Revenue	5.000%	11/15/39		4,340	4,896
Northeast Ohio Regional Sewer District Revenue	4.000%	11/15/43		4,000	4,143
Northeast Ohio Regional Sewer District Revenue	5.000%	11/15/44		7,500	8,368
Northeastern Ohio Local School District (Clark County) GO	4.000%	12/1/29	(4)	785	865
Northeastern Ohio Local School District (Clark County) GO	4.000%	12/1/30	(4)	865	942
Northeastern Ohio Local School District (Clark County) GO	4.000%	12/1/35	(4)	1,390	1,468
Northeastern Ohio Local School District (Clark County) GO	4.000%	12/1/36	(4)	1,495	1,570
Northwest Local School District Ohio GO	5.000%	12/1/40		1,650	1,848
Northwest Local School District Ohio GO	5.000%	12/1/45		3,760	4,202
Ohio Air Quality Development Authority Revenue (Columbus Southern Power Co. Project)	5.800%	12/1/38		2,000	2,046
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	10/1/30		1,790	2,167
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/36		2,765	3,183
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/28		1,750	2,126
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/29		1,340	1,615
Ohio Capital Facilities Lease-Appropriation Revenue (Parks & Recreation Improvement Fund Projects)	5.000%	2/1/30		550	641
Ohio Common Schools GO VRDO	1.700%	3/7/19		760	760
Ohio Common Schools GO VRDO	1.710%	3/7/19		3,175	3,175
Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	10/1/26		515	621
Ohio GO	5.000%	9/1/26		2,500	3,030
Ohio GO	5.000%	9/15/26		1,485	1,801
Ohio GO	5.000%	3/15/27		7,905	9,074
Ohio GO	5.000%	9/1/30		5,000	6,124
Ohio GO	5.000%	6/15/36		2,785	3,186
Ohio GO	5.000%	3/15/37		9,745	10,903
Ohio GO VRDO	1.700%	3/7/19		200	200

	Ohio GO VRDO	1.730%	3/7/19		5,700	5,700
	Ohio Higher Education GO	5.000%	8/1/25		1,640	1,952
	Ohio Higher Education GO	5.000%	5/1/30		3,000	3,474
	Ohio Higher Education GO	5.000%	5/1/32		5,000	5,738
	Ohio Higher Education GO	5.000%	5/1/36		4,960	5,625
	Ohio Higher Education GO	5.000%	5/1/37		4,330	4,892
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.250%	12/1/26	(14)	3,520	4,318
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	4.000%	12/1/33		3,000	3,175
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/40		2,500	2,819
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	1.710%	3/1/19		3,900	3,900
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	1.740%	3/1/19		2,100	2,100
	Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/45		3,000	3,348
	Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/32		345	401
	Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/36		615	701
	Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/38		1,725	1,949
3	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/32		800	960
3	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/33		900	1,076
3	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/34		725	864
3	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/36		1,000	1,178
3	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/37		1,000	1,171
3	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/38		1,000	1,166
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/42		1,900	2,147
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.250%	11/1/46		1,500	1,719
	Ohio Higher Educational Facility Commission Revenue (Franciscan University of Steubenville Project)	5.000%	11/1/31		2,040	2,309
	Ohio Higher Educational Facility Commission Revenue (Franciscan University of Steubenville Project)	5.000%	11/1/41		4,000	4,363
	Ohio Higher Educational Facility Commission Revenue (Kenyon College Project)	5.000%	7/1/31		300	350
	Ohio Higher Educational Facility Commission Revenue (Kenyon College Project)	5.000%	7/1/37		5,955	6,538
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/35		850	969

	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/47		3,750	3,842
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	10/1/47		7,000	7,201
	Ohio Higher Educational Facility Commission Revenue (Otterbein University Project)	5.000%	12/1/26		1,360	1,555
	Ohio Higher Educational Facility Commission Revenue (Otterbein University Project)	5.000%	12/1/27		1,430	1,624
	Ohio Higher Educational Facility Commission Revenue (Summa Health System)	5.750%	5/15/20	(Prere.)	270	283
	Ohio Higher Educational Facility Commission Revenue (Summa Health System)	5.750%	11/15/35		1,415	1,470
	Ohio Higher Educational Facility Commission Revenue (Summa Health System)	5.750%	11/15/40		3,260	3,377
	Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/29		2,575	2,839
	Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.625%	12/1/41		2,015	2,134
	Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/44		2,000	2,209
	Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/48		4,000	4,476
3	Ohio Higher Educational Facility Commission Revenue (University of Findlay Project)	5.000%	3/1/44		4,000	4,191
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/24		1,000	1,125
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/25		1,500	1,715
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/27		1,000	1,139
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/32		1,000	1,117
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/33		750	835
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/33		5,430	6,400
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/34		3,605	3,845
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/39		3,000	3,114
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/43		6,000	6,174
	Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/29		35	40
	Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41		6,015	6,336
	Ohio Hospital Revenue (University Hospitals Health System Inc.)	4.000%	1/15/46		40	40
	Ohio Housing Finance Agency Residential Mortgage Revenue	4.100%	3/1/42		1,030	1,063
	Ohio Housing Finance Agency Residential Mortgage Revenue	4.000%	9/1/48		2,335	2,354
	Ohio Housing Finance Agency Residential Mortgage Revenue	4.000%	3/1/49		4,000	4,062
	Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/29		1,655	2,015

Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/30	1,740	2,097
Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/33	3,205	3,788
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/27	3,850	4,722
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/27	3,410	4,061
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,855	2,195
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/29	6,210	7,299
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/29	1,095	1,322
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/30	3,615	4,144
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/29	1,500	1,826
Ohio State University General Receipts Revenue	5.000%	6/1/38	8,045	8,919
Ohio State University General Receipts Revenue	5.000%	12/1/39	5,250	5,926
Ohio State University General Receipts Revenue VRDO	1.700%	3/7/19	11,810	11,810
Ohio State University General Receipts Revenue VRDO	1.700%	3/7/19	6,850	6,850
Ohio State University General Receipts Revenue VRDO	1.720%	3/7/19	3,785	3,785
Ohio State University General Receipts Revenue VRDO	1.720%	3/7/19	1,855	1,855
Ohio State University General Receipts Revenue VRDO	1.720%	3/7/19	4,300	4,300
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,030
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32	6,000	6,411
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	6,095	3,148
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/37	1,840	1,920
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	4,500	2,211
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,050	4,485
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	2,500	1,110
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41	2,500	1,060
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	12,000	12,947
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,181
Ohio University General Receipts Revenue	5.000%	12/1/42	1,450	1,562
Ohio University General Receipts Revenue	5.000%	12/1/44	1,605	1,799
Ohio University General Receipts Revenue	5.000%	12/1/45	5,000	5,600
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/28	2,320	2,802
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	4.000%	12/1/30	5,900	6,486
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	4.000%	12/1/33	6,000	6,474
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/37	2,550	2,941
Ohio Water Development Authority Fresh Water Revenue	4.000%	6/1/36	3,000	3,182
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/29	5,010	6,068

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/30		9,025	10,852
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/31		1,000	1,192
Olentangy Local School District Ohio GO	4.000%	12/1/33		1,300	1,409
Olentangy Local School District Ohio GO	4.000%	12/1/34		500	540
Princeton OH City School District GO	5.000%	12/1/36		1,500	1,708
Reynoldsburg OH GO	3.550%	12/1/42		800	776
Reynoldsburg OH GO	3.600%	12/1/48		700	676
Rossford OH Exempted Village School District GO	4.000%	12/1/53		2,180	2,209
Sandusky OH School District GO	5.000%	11/1/47		2,690	2,881
South-Western City OH School District GO	5.000%	12/1/36		335	365
Southwest Licking OH Local School District School Facilities Construction & Improvement GO	4.000%	11/1/34		500	531
Southwest Licking OH Local School District School Facilities Construction & Improvement GO	4.000%	11/1/42		4,650	4,791
Southwest Ohio Local School District (Hamilton County) GO	5.000%	1/15/29		1,155	1,398
Southwest Ohio Local School District (Hamilton County) GO	5.000%	1/15/30		1,295	1,556
Southwest Ohio Local School District (Hamilton County) GO	4.000%	1/15/55		3,400	3,405
Tallmadge OH City School District GO	4.000%	10/1/53		1,280	1,296
Toledo OH City School District GO	5.000%	12/1/28		4,730	5,351
Toledo OH Waterworks Revenue	5.000%	11/15/29		2,205	2,601
Toledo OH Waterworks Revenue	5.000%	11/15/37		3,125	3,551
Toledo OH Waterworks Revenue	5.000%	11/15/38		4,000	4,426
Toledo-Lucas County OH Port Authority Student Housing Revenue (CHF-Toledo, LLC - The University of Toledo Project)	5.000%	7/1/34		1,000	1,033
Toledo-Lucas County OH Port Authority Student Housing Revenue (CHF-Toledo, LLC - The University of Toledo Project)	5.000%	7/1/39		1,000	1,025
Tri Valley OH Local School District GO	5.500%	12/1/19	(14)	660	675
Union County OH Memorial Hospital Revenue	5.000%	12/1/26		200	239
Union County OH Memorial Hospital Revenue	5.000%	12/1/27		215	257
Union County OH Memorial Hospital Revenue	5.000%	12/1/28		530	632
Union County OH Memorial Hospital Revenue	5.000%	12/1/37		950	1,077
Union County OH Memorial Hospital Revenue	5.000%	12/1/38		600	678
Union County OH Memorial Hospital Revenue	5.000%	12/1/47		2,500	2,789
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28		15	17
University of Akron Ohio General Receipts Revenue	5.000%	1/1/30		10	11
University of Akron Ohio General Receipts Revenue	5.000%	1/1/33		2,975	3,325
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/36		805	937
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/44		4,000	4,548
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/46		3,795	4,218
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/47		3,700	4,155

University of Toledo Ohio Revenue	5.000%	6/1/27	100	120
University of Toledo Ohio Revenue	5.000%	6/1/30	2,115	2,593
Upper Arlington OH School District GO	4.000%	12/1/35	1,795	1,925
Upper Arlington OH School District GO	4.000%	12/1/36	1,750	1,867
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/31	870	951
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.750%	7/1/33	600	673
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/39	1,045	1,113
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.500%	7/1/39	1,225	1,335
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	4.000%	7/1/44	30	30
Westerville OH School District COP	5.000%	12/1/41	2,100	2,370
Westerville OH School District COP	4.000%	12/1/42	960	983
Westlake OH Special Obligation Revenue (American Greetings/Crocker Park Public Improvement Project)	5.000%	12/1/30	1,350	1,566
Westlake OH Special Obligation Revenue (American Greetings/Crocker Park Public Improvement Project)	5.000%	12/1/32	1,395	1,614
Winton Woods City OH School District GO	0.000%	11/1/29	885	644
Winton Woods City OH School District GO	0.000%	11/1/30	1,005	701
Winton Woods City OH School District GO	0.000%	11/1/31	1,020	677
Winton Woods City OH School District GO	0.000%	11/1/32	1,140	723
Woodridge OH School District GO	5.000%	12/1/46	3,605	3,994
Woodridge OH School District GO	4.000%	12/1/50	3,950	4,021
Worthington OH City School District GO	3.750%	12/1/48	4,000	3,978
Wright State University Ohio General Revenue	5.000%	5/1/26	3,030	3,181
Wright State University Ohio General Revenue	5.000%	5/1/31	4,350	4,529
				1,228,507
Guam (0.2%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.500%	7/1/43	2,300	2,460
Total Tax-Exempt Municipal Bonds (Cost $1,201,453)				1,230,967
Other Assets and Liabilities-Net (-0.8%)				(9,597)
Net Assets (100%)				1,221,370

1     Securities with a value of $555,000 have been segregated as initial margin for open futures contracts.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $7,980,000, representing 0.7% of net assets.

3     Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2019.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

Ohio Long-Term Tax-Exempt Fund

CMT - Constant Maturing Treasury Rate.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

PILOT - Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

SIFMA - Securities Industry and Financial Markets Association.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

Ohio Long-Term Tax-Exempt Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	569	120,739	(81)
Ultra Long U.S. Treasury Bond	June 2019	1	160	(2)
				(83)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2019	(287)	(32,879)	54
10-Year U.S. Treasury Note	June 2019	(70)	(8,540)	19
Ultra 10-Year U.S. Treasury Note	June 2019	(53)	(6,861)	46
				119
				36

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Ohio Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	1,230,967	—
Futures Contracts—Assets[1]	59	—	—
Futures Contracts—Liabilities[1]	(54)	—	—
Total	5	1,230,967	—
1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 19, 2019

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.